Warranty reserves (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warranty reserves
Summary of the activity related to warranty reserves

	Three Months Ended	Year Ended
	March 31, 2023	December 31, 2022
Warranty reserves at beginning of the period	$1,371,412	$1,275,594
Reserves provided	242,720	1,156,027
Payments for warranty costs and other	(204,713)	(1,060,209)
Warranty reserves at end of the period	$1,409,419	$1,371,412

	2022	2021
Warranty reserves at January 1	$1,275,594	$963,204
Reserves provided	1,156,027	1,206,142
Payments for warranty costs and other	(1,060,209)	(893,752)
Warranty reserves at December 31	$1,371,412	$1,275,594